Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 42,980	$ 21,832
Trade and other receivables	31,892	26,007
Income tax receivable	1,471	142
Prepaid expenses	1,904	1,531
Inventories	26,053	21,986
Total current assets	104,300	71,498
Non-current assets:
Property, plant and equipment	305,115	283,513
Deferred income tax	2,032	1,430
Total assets	411,447	356,441
Current liabilities:
Accounts payable and accrued liabilities	44,910	36,091
Income tax payable	1,355	5,032
Loans payable		27,718
Decommissioning liability	865	2,038
Other liabilities	7,248	8,908
Total current liabilities	54,378	79,787
Non-current liabilities:
Loans payable and notes payable	99,814	28,535
Deferred income tax	27,653	32,167
Decommissioning liability	16,029	11,266
Other liabilities	1,554	1,081
Total liabilities	199,428	152,836
EQUITY
Share capital	230,456	231,792
Accumulated deficit	(65,239)	(69,307)
Other reserves	11,566	10,870
Equity attributable to owners of the Company	176,783	173,355
Non-controlling interest	35,236	30,250
Total equity	212,019	203,605
Total liabilities and equity	$ 411,447	$ 356,441